CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 31,399	¥ 214,456	¥ 243,305	¥ 186,767
Other comprehensive income:
Unrealized gain on available-for-sale investments, net of tax	3,414	23,319	13,295	5,798
Foreign currency translation adjustment	12,659	86,458
Comprehensive income	47,472	324,233	256,600	192,565
Add: Comprehensive loss attributable to non-controlling interests	4,609	31,480	15,522	2,586
Comprehensive income attributable to OneSmart International Education Group Limited's shareholders	$ 52,081	¥ 355,713	¥ 272,122	¥ 195,151